PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current Assets:
Cash and cash equivalents	$ 14	$ 16	$ 19	$ 17
Accounts and other receivables, net	165	172
Inventories	35	43
Real estate held for sale	8	36
Prepaid expenses and other	33	33
Total current assets	264	307
Investments:
Subsidiaries consolidated, at equity	329	242
Property, at Cost	2,901	2,715
Less accumulated depreciation and amortization	1,250	1,179
Property -- net	1,651	1,536
Other Assets	126	204
Total	2,495.0	2,380.0	2,350.2
Current Liabilities:
Accounts payable	137	132
Other	50	73
Total current liabilities	353	297
Long-term Debt	386	406
Other Long-term Liabilities	54	48
Deferred Income Taxes	431	428
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)	(96)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085	1,072	1,130
Total	2,495	2,380
A&B (Parent Company) [Member]
Current Assets:
Cash and cash equivalents	0	1	0	3
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	1,622.0	1,512.0
Current Liabilities:
Current portion of long-term debt	108	40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$ 1,622	$ 1,512